Convertible Debentures	9 Months Ended
Jan. 31, 2025
Convertible Debentures [Abstract]
CONVERTIBLE DEBENTURES
7.
CONVERTIBLE DEBENTURES

On July 16, 2024 YA II PN, Ltd., an investment fund managed by Yorkville Advisors Global, LP (“Yorkville”), entered into a securities purchase agreement (the "Securities Purchase Agreement") under which the Company agreed to sell and issue to Yorkville U.S.$3.0 million aggregate principal amount of convertible debentures (the “Convertible Debentures”) in two tranches and at a purchase price of 95% of the aggregate principal amount.

The Convertible Debentures were convertible into Common Shares. The sale and issue of the first tranche consisted of U.S.$2.0 million principal amount of Convertible Debentures and was completed on July 16, 2024 with a maturity date of July 16, 2025. The sale and issue of the second tranche consisted of U.S.$1.0 million principal amount of Convertible Debentures and was completed on August 16, 2024, with a maturity date of July 16, 2025.

In connection with the offering, the Company and Yorkville entered into a customary registration rights agreement pursuant to which the Company agreed to provide certain registration rights to Yorkville under the U.S. Securities Act of 1933.

During the three months ended January 31, 2025, the Company completed the complete conversions of both tranches.